Investment Securities (Carrying Value of Nonmarketable Equity Securities) (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2025	Mar. 31, 2025
Nonmarketable equity securities | Measurement Alternative
Investment Securities [Line Items]
Measurement alternative balance	¥ 610,114	¥ 603,633